Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash And Cash Equivalents
	12-31-2021	12-31-2020
	ARS 000	ARS 000

Cash at banks and on hand	281,728	420,671